American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2025

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 80.0%
Angola — 0.5%
Angola Government International Bonds, 8.00%, 11/26/29(1)		1,800,000	1,626,930
Angola Government International Bonds, 9.375%, 5/8/48(1)		1,480,000	1,226,043
			2,852,973
Argentina — 0.7%
Argentina Republic Government International Bonds, VRN, 4.125%, 7/9/35		5,650,000	3,851,865
Bahrain — 0.5%
Bahrain Government International Bonds, 7.50%, 2/12/36(1)		1,000,000	1,040,103
Bahrain Government International Bonds, 7.50%, 9/20/47		2,000,000	1,986,375
			3,026,478
Brazil — 0.2%
Brazil Government International Bonds, 7.125%, 5/13/54		1,500,000	1,416,151
Chile — 1.9%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	5,944,565
Chile Government International Bonds, 5.33%, 1/5/54		5,310,000	4,900,677
			10,845,242
China — 2.8%
China Government Bonds, 2.67%, 11/25/33	CNY	56,000,000	8,343,397
China Government Bonds, 2.67%, 11/25/33	CNY	25,000,000	3,724,918
China Government Bonds, 2.19%, 9/25/54	CNY	22,000,000	3,266,655
China Government Bonds, 2.19%, 9/25/54	CNY	9,000,000	1,337,480
			16,672,450
Colombia — 4.0%
Colombia Government International Bonds, 7.75%, 11/7/36		2,405,000	2,354,111
Colombia Government International Bonds, 6.125%, 1/18/41		800,000	655,353
Colombia TES, 6.00%, 4/28/28	COP	95,000,000,000	20,147,139
			23,156,603
Costa Rica — 0.4%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		2,350,000	2,466,912
Czech Republic — 3.1%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	312,410,000	12,112,205
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	122,000,000	4,345,099
Czech Republic Government Bonds, 1.50%, 4/24/40	CZK	62,000,000	1,789,885
			18,247,189
Dominican Republic — 1.3%
Dominican Republic International Bonds, 4.50%, 1/30/30		5,830,000	5,401,783
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		2,550,000	2,198,228
			7,600,011
Ecuador — 1.2%
Ecuador Government International Bonds, VRN, 5.50%, 7/31/35		10,836,510	7,139,415
Egypt — 1.2%
Egypt Government International Bonds, 7.05%, 1/15/32		1,300,000	1,144,632
Egypt Government International Bonds, 7.30%, 9/30/33(1)		2,000,000	1,723,875
Egypt Government International Bonds, 8.50%, 1/31/47(1)		4,825,000	3,874,658
			6,743,165
El Salvador — 0.0%
El Salvador Government International Bonds, 0.25%, 4/17/30(1)		850,000	19,170
El Salvador Government International Bonds, 9.65%, 11/21/54(1)		250,000	266,218
			285,388
Ghana — 0.6%
Ghana Government International Bonds, 0.00%, 7/3/26(1)(2)		160,800	150,438

Ghana Government International Bonds, 0.00%, 1/3/30(1)(2)		374,586	292,411
Ghana Government International Bonds, VRN, 5.00%, 7/3/29(1)		1,621,400	1,448,097
Ghana Government International Bonds, VRN, 5.00%, 7/3/35(1)		2,331,600	1,707,780
			3,598,726
Guatemala — 0.7%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,833,652
Guatemala Government Bonds, 7.05%, 10/4/32		820,000	851,672
Guatemala Government Bonds, 6.125%, 6/1/50		1,600,000	1,430,888
			4,116,212
Honduras — 0.2%
Honduras Government International Bonds, 5.625%, 6/24/30(1)		1,600,000	1,405,600
Hungary — 2.9%
Hungary Government Bonds, 4.50%, 3/23/28	HUF	4,412,270,000	10,676,684
Hungary Government International Bonds, 2.125%, 9/22/31(1)		7,900,000	6,345,557
			17,022,241
India — 4.5%
India Government Bonds, 7.26%, 1/14/29	INR	1,265,000,000	14,959,477
India Government Bonds, 7.54%, 5/23/36	INR	920,000,000	11,220,949
			26,180,426
Indonesia — 4.3%
Indonesia Government International Bonds, 5.45%, 9/20/52		2,390,000	2,310,685
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	152,585,000,000	9,133,304
Indonesia Treasury Bonds, 6.625%, 2/15/34	IDR	85,000,000,000	5,098,685
Indonesia Treasury Bonds, 8.375%, 4/15/39	IDR	128,000,000,000	8,525,774
			25,068,448
Iraq — 0.1%
Iraq International Bonds, 5.80%, 1/15/28		300,000	295,674
Ivory Coast — 0.3%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	1,851,550
Jamaica — 0.6%
Jamaica Government International Bonds, 6.75%, 4/28/28		3,200,000	3,278,880
Jordan — 0.3%
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,910,000	1,710,101
Kazakhstan — 0.4%
Kazakhstan Government International Bonds, 4.71%, 4/9/35(1)		2,500,000	2,399,638
Kenya — 0.2%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,380,937
Lebanon — 0.1%
Lebanon Government International Bonds, 6.10%, 10/4/22(3)(4)		3,300,000	534,600
Malaysia — 2.1%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	5,500,000	1,337,535
Malaysia Government Bonds, 4.07%, 6/15/50	MYR	50,200,000	11,130,469
			12,468,004
Mexico — 8.7%
Mexico Bonos, 7.75%, 11/23/34	MXN	154,000,000	6,410,712
Mexico Bonos, 8.50%, 3/1/29	MXN	831,700,000	38,481,276
Mexico Government International Bonds, 6.00%, 5/7/36		5,200,000	4,926,600
Mexico Government International Bonds, 7.375%, 5/13/55		1,000,000	1,008,940
			50,827,528
Mongolia — 0.4%
Mongolia Government International Bonds, 8.65%, 1/19/28(1)		2,200,000	2,326,221
Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32		1,500,000	1,233,607
Morocco Government International Bonds, 3.00%, 12/15/32(1)		100,000	82,245
			1,315,852
Nigeria — 0.9%
Nigeria Government International Bonds, 9.625%, 6/9/31(1)		1,500,000	1,514,183

Nigeria Government International Bonds, 7.375%, 9/28/33(1)		3,700,000	3,222,163
Nigeria Government International Bonds, 7.625%, 11/28/47(1)		1,050,000	821,646
			5,557,992
Oman — 0.6%
Oman Government International Bonds, 6.75%, 1/17/48(1)		3,600,000	3,677,112
Pakistan — 1.0%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		6,115,000	5,696,485
Panama — 2.0%
Panama Government International Bonds, 3.16%, 1/23/30		6,030,000	5,152,305
Panama Government International Bonds, 6.875%, 1/31/36		4,349,000	4,137,074
Panama Government International Bonds, 6.85%, 3/28/54		2,670,000	2,321,909
			11,611,288
Paraguay — 0.4%
Paraguay Government International Bonds, 4.95%, 4/28/31		2,700,000	2,606,862
Peru — 3.3%
Peru Government Bonds, 6.15%, 8/12/32	PEN	26,800,000	7,211,024
Peru Government Bonds, 7.60%, 8/12/39(1)	PEN	16,000,000	4,494,055
Peru Government International Bonds, 8.75%, 11/21/33		2,500,000	2,978,420
Peru Government International Bonds, 5.375%, 2/8/35		2,700,000	2,615,807
Peru Government International Bonds, 5.625%, 11/18/50		2,100,000	1,971,130
			19,270,436
Philippines — 0.8%
Philippines Government International Bonds, 5.50%, 2/4/35(5)		3,200,000	3,219,010
Philippines Government International Bonds, 5.18%, 9/5/49		1,500,000	1,384,545
			4,603,555
Poland — 4.8%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,742,577
Republic of Poland Government Bonds, 2.50%, 7/25/27	PLN	73,500,000	16,965,322
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	29,500,000	5,615,315
Republic of Poland Government International Bonds, 5.75%, 11/16/32		850,000	874,297
			28,197,511
Qatar — 0.3%
Qatar Government International Bonds, 5.10%, 4/23/48(1)		1,800,000	1,707,732
Romania — 2.3%
Romania Government Bonds, 8.25%, 9/29/32	RON	36,000,000	7,814,759
Romania Government International Bonds, 6.00%, 5/25/34(1)		4,560,000	4,223,529
Romania Government International Bonds, 7.625%, 1/17/53(1)		1,326,000	1,328,771
			13,367,059
Saudi Arabia — 0.9%
Saudi Government International Bonds, 5.625%, 1/13/35(1)		1,800,000	1,819,185
Saudi Government International Bonds, 5.75%, 1/16/54(1)		3,830,000	3,635,222
			5,454,407
Senegal — 0.2%
Senegal Government International Bonds, 6.25%, 5/23/33(1)		1,400,000	1,156,708
Serbia — 0.2%
Serbia International Bonds, 6.50%, 9/26/33(1)		1,260,000	1,306,289
South Africa — 4.6%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	562,910,000	25,465,646
Republic of South Africa Government International Bonds, 5.75%, 9/30/49		2,120,000	1,587,350
			27,052,996
Sri Lanka — 1.4%
Sri Lanka Government International Bonds, 4.00%, 4/15/28(1)		2,374,800	2,232,312
Sri Lanka Government International Bonds, VRN, 3.10%, 1/15/30(1)		1,874,979	1,642,950
Sri Lanka Government International Bonds, VRN, 3.35%, 3/15/33(1)		3,677,739	2,932,997

Sri Lanka Government International Bonds, VRN, 3.60%, 5/15/36(1)		1,723,482	1,406,378
			8,214,637
Thailand — 4.6%
Thailand Government Bonds, 2.40%, 3/17/29	THB	509,000,000	15,293,711
Thailand Government Bonds, 1.59%, 12/17/35	THB	422,800,000	11,653,880
			26,947,591
Trinidad and Tobago — 0.5%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		1,825,000	1,782,934
Trinidad & Tobago Government International Bonds, 6.40%, 6/26/34(1)		1,100,000	1,081,850
			2,864,784
Turkey — 2.5%
Turkiye Government Bonds, 30.00%, 9/12/29	TRY	193,000,000	5,611,687
Turkiye Government International Bonds, 7.625%, 5/15/34		8,630,000	8,866,781
			14,478,468
Ukraine — 0.5%
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30(1)		19,414	11,033
Ukraine Government International Bonds, VRN, 0.00%, 2/1/30		119,078	67,714
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34		326,988	185,592
Ukraine Government International Bonds, VRN, 1.75%, 2/1/34(1)		53,313	30,250
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34		444,976	193,491
Ukraine Government International Bonds, VRN, 0.00%, 2/1/34(1)		72,550	31,583
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35(1)		61,310	38,022
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35		762,972	428,123
Ukraine Government International Bonds, VRN, 1.75%, 2/1/35(1)		124,397	69,839
Ukraine Government International Bonds, VRN, 0.00%, 2/1/35		1,876,036	1,163,142
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36(1)		51,091	31,556
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36		1,089,960	602,175
Ukraine Government International Bonds, VRN, 1.75%, 2/1/36(1)		177,710	98,129
Ukraine Government International Bonds, VRN, 0.00%, 2/1/36		313,363	193,404
			3,144,053
United Arab Emirates — 1.5%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)		10,000,000	9,081,950
Uruguay — 1.0%
Oriental Republic of Uruguay, 5.25%, 9/10/60		2,000,000	1,809,276
Uruguay Government International Bonds, 5.75%, 10/28/34		4,000,000	4,109,244
			5,918,520
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.90%, 2/28/32(1)		2,900,000	2,855,189
Venezuela — 0.4%
Venezuela Government International Bonds, 0.00%, 10/13/24(3)(4)		8,650,000	1,459,688
Venezuela Government International Bonds, 11.95%, 8/5/31(4)(6)		3,700,000	681,017
			2,140,705
Zambia — 0.4%
Zambia Government International Bonds, VRN, 5.75%, 6/30/33(1)		2,398,230	2,137,932
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $465,209,743)			469,134,741
CORPORATE BONDS — 12.7%
Brazil — 2.3%
3R Lux SARL, 9.75%, 2/5/31(1)(7)		6,387,000	6,678,886
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)		3,000,000	2,897,390
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)		3,144,000	3,209,316
Yinson Boronia Production BV, 8.95%, 7/31/42(1)		439,093	458,380
			13,243,972
Chile — 1.3%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29(1)		3,500,000	3,140,209

Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35(1)	1,274,000	1,295,658
Latam Airlines Group SA, 7.875%, 4/15/30(1)	3,000,000	3,018,750
		7,454,617
Colombia — 1.8%
Ecopetrol SA, 7.75%, 2/1/32	4,000,000	3,932,951
Geopark Ltd., 8.75%, 1/31/30(1)	1,946,000	1,934,324
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	4,638,986
		10,506,261
Malaysia — 0.7%
Petronas Capital Ltd., 4.55%, 4/21/50	4,675,000	3,960,916
Mexico — 2.9%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	2,283,793	2,222,702
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	3,000,000	3,003,750
Petroleos Mexicanos, 5.35%, 2/12/28	5,200,000	4,774,664
Petroleos Mexicanos, 6.50%, 6/2/41	5,350,000	3,753,392
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	1,465,687	1,355,922
Trust Fibra Uno, 4.87%, 1/15/30(1)	2,105,000	1,936,060
		17,046,490
Morocco — 0.2%
OCP SA, 6.75%, 5/2/34(1)	1,300,000	1,325,990
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(2)	3,986,651	3,091,010
Qatar — 0.1%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	349,633
Saudi Arabia — 0.9%
Saudi Arabian Oil Co., 4.25%, 4/16/39	6,180,000	5,302,425
South Africa — 2.0%
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	10,300,000	10,221,514
Prosus NV, 4.19%, 1/19/32	2,000,000	1,772,583
		11,994,097
TOTAL CORPORATE BONDS (Cost $74,565,609)		74,275,411
U.S. TREASURY SECURITIES — 1.4%
U.S. Treasury Bonds, 4.50%, 11/15/54	1,500,000	1,428,867
U.S. Treasury Notes, 1.875%, 2/15/32(8)	6,700,000	5,666,080
U.S. Treasury Notes, 3.375%, 5/15/33	1,109,000	1,023,139
TOTAL U.S. TREASURY SECURITIES (Cost $9,359,116)		8,118,086
PREFERRED STOCKS — 0.5%
Mexico — 0.5%
Banco Mercantil del Norte SA, 8.375%(1)	400,000	401,383
Cemex SAB de CV, 9.125%(1)	2,235,000	2,313,209
TOTAL PREFERRED STOCKS (Cost $2,709,850)		2,714,592
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	109,680	109,680
State Street Navigator Securities Lending Government Money Market Portfolio(9)	120,420	120,420
		230,100
Repurchase Agreements — 4.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $3,168,590), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $3,105,975)		3,104,865

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $22,459,391), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $22,026,945)	22,019,000
25,123,865
TOTAL SHORT-TERM INVESTMENTS (Cost $25,353,965)	25,353,965
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $577,198,283)	579,596,795
OTHER ASSETS AND LIABILITIES — 1.1%	6,733,996
TOTAL NET ASSETS — 100.0%	$586,330,791

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	140,797,407	USD	23,250,393	Citibank N.A.	3/19/25	$618,820
BRL	11,467,591	USD	1,863,797	Citibank N.A.	3/19/25	80,289
BRL	17,294,458	USD	2,845,073	Citibank N.A.	3/19/25	86,836
BRL	17,217,011	USD	2,873,803	Citibank N.A.	3/19/25	44,976
BRL	16,666,290	USD	2,809,064	Citibank N.A.	3/19/25	16,352
BRL	5,763,314	USD	965,251	Citibank N.A.	3/19/25	11,796
BRL	38,480,451	USD	6,426,594	Goldman Sachs & Co.	3/19/25	96,950
BRL	17,952,076	USD	2,930,444	JPMorgan Chase Bank N.A.	3/19/25	112,950
USD	6,266,402	BRL	38,111,317	Citibank N.A.	3/19/25	(194,563)
USD	542,696	BRL	3,350,941	Goldman Sachs & Co.	3/19/25	(25,385)
USD	4,353,441	BRL	26,044,985	Goldman Sachs & Co.	3/19/25	(61,933)
USD	1,010,832	BRL	6,337,294	UBS AG	3/19/25	(63,522)
USD	5,264,146	BRL	32,755,293	UBS AG	3/19/25	(288,819)
USD	4,354,235	BRL	26,044,984	UBS AG	3/19/25	(61,139)
USD	3,925,232	BRL	23,521,408	UBS AG	3/19/25	(62,324)
CLP	5,615,284,502	USD	5,646,794	Bank of America N.A.	3/19/25	75,182
CLP	5,934,197,342	USD	5,900,623	Citibank N.A.	3/19/25	146,325
CLP	5,802,687,624	USD	5,869,779	UBS AG	3/19/25	43,160
CLP	2,839,660,253	USD	2,886,420	UBS AG	3/19/25	7,194
CLP	5,027,363,724	USD	5,105,822	UBS AG	3/19/25	17,062
USD	6,272,666	CLP	6,188,424,270	Bank of America N.A.	3/19/25	(33,339)
USD	536,114	CLP	520,631,083	Goldman Sachs & Co.	3/19/25	5,591
USD	5,885,032	CLP	5,855,253,804	Morgan Stanley	3/19/25	(81,472)
USD	5,996,047	CLP	6,085,948,442	UBS AG	3/19/25	(205,535)
CNY	21,404,957	USD	2,978,288	Bank of America N.A.	3/19/25	(10,667)
CNY	81,091,253	USD	11,297,939	Citibank N.A.	3/19/25	(55,304)
CNY	4,783,045	USD	667,743	JPMorgan Chase Bank N.A.	3/19/25	(4,613)
USD	2,032,043	CNY	14,707,925	Bank of America N.A.	3/19/25	(7,090)
USD	466,397	CNY	3,360,389	UBS AG	3/19/25	507
COP	24,445,059,055	USD	5,782,254	Bank of America N.A.	3/19/25	(3,681)
USD	442,177	COP	1,973,166,767	Goldman Sachs & Co.	3/19/25	(24,260)
USD	5,796,166	COP	25,397,990,079	Goldman Sachs & Co.	3/19/25	(207,671)
USD	5,735,908	COP	24,513,606,656	Morgan Stanley	3/19/25	(58,870)
USD	7,628,691	COP	34,088,041,928	UBS AG	3/19/25	(429,390)
CZK	291,304,341	USD	12,042,455	Morgan Stanley	3/19/25	(35,628)
USD	1,782,110	CZK	43,114,418	Citibank N.A.	3/19/25	5,043
USD	519,499	CZK	12,554,312	Morgan Stanley	3/19/25	2,043
USD	12,054,179	CZK	285,659,928	UBS AG	3/19/25	280,000
HUF	1,154,521,226	USD	2,917,359	Bank of America N.A.	3/19/25	11,093
HUF	2,287,704,007	USD	5,847,723	JPMorgan Chase Bank N.A.	3/19/25	(44,944)
HUF	2,356,720,072	USD	5,899,272	UBS AG	3/19/25	78,567
HUF	2,231,674,582	USD	5,535,116	UBS AG	3/19/25	125,544
HUF	1,137,995,179	USD	2,834,282	UBS AG	3/19/25	52,251

USD	3,467,028	HUF	1,360,461,644	Citibank N.A.	3/19/25	16,206
USD	5,924,312	HUF	2,328,583,920	Citibank N.A.	3/19/25	17,841
USD	6,002,940	HUF	2,416,853,773	UBS AG	3/19/25	(127,428)
USD	5,793,569	HUF	2,334,110,150	UBS AG	3/19/25	(126,919)
IDR	52,254,317,933	USD	3,214,483	Citibank N.A.	3/19/25	(17,340)
IDR	28,435,219,603	USD	1,737,032	Goldman Sachs & Co.	3/19/25	2,756
IDR	140,257,671,432	USD	8,588,431	Goldman Sachs & Co.	3/19/25	(6,865)
IDR	92,165,653,181	USD	5,793,922	JPMorgan Chase Bank N.A.	3/19/25	(154,832)
IDR	95,658,777,747	USD	5,902,932	JPMorgan Chase Bank N.A.	3/19/25	(50,117)
IDR	138,803,890,600	USD	8,555,772	UBS AG	3/19/25	(63,155)
USD	1,730,418	IDR	28,252,014,435	Bank of America N.A.	3/19/25	1,838
USD	1,927,022	IDR	31,207,358,395	Citibank N.A.	3/19/25	17,622
USD	448,659	IDR	7,304,622,617	Goldman Sachs & Co.	3/19/25	1,731
USD	9,555,616	IDR	156,052,758,894	Goldman Sachs & Co.	3/19/25	7,638
USD	6,200,450	IDR	101,090,030,491	UBS AG	3/19/25	15,328
USD	8,510,246	IDR	139,969,976,088	UBS AG	3/19/25	(53,718)
ILS	21,262,302	USD	5,825,568	Bank of America N.A.	3/19/25	121,374
ILS	10,246,444	USD	2,828,436	Bank of America N.A.	3/19/25	37,435
ILS	10,748,827	USD	2,976,699	Bank of America N.A.	3/19/25	29,685
USD	13,761,691	INR	1,172,152,011	Goldman Sachs & Co.	3/19/25	279,906
USD	1,665,738	INR	145,059,295	UBS AG	3/19/25	(2,696)
MXN	59,561,743	USD	2,880,834	Citibank N.A.	3/19/25	(25,315)
MXN	39,106,838	USD	1,880,496	Goldman Sachs & Co.	3/19/25	(5,630)
MXN	55,073,862	USD	2,654,357	Goldman Sachs & Co.	3/19/25	(13,998)
MXN	54,516,387	USD	2,608,112	Morgan Stanley	3/19/25	5,521
USD	4,528,422	MXN	93,679,207	Bank of America N.A.	3/19/25	37,239
USD	10,460,222	MXN	214,490,372	Goldman Sachs & Co.	3/19/25	177,091
USD	880,139	MXN	18,203,122	Goldman Sachs & Co.	3/19/25	7,442
USD	646,530	MXN	13,593,605	JPMorgan Chase Bank N.A.	3/19/25	(5,177)
USD	1,794,541	MXN	37,675,628	JPMorgan Chase Bank N.A.	3/19/25	(11,710)
MYR	75,474,328	USD	17,129,120	Goldman Sachs & Co.	3/19/25	(146,684)
MYR	4,576,411	USD	1,023,577	Goldman Sachs & Co.	3/19/25	6,159
MYR	2,917,241	USD	649,430	Goldman Sachs & Co.	3/19/25	6,976
USD	400,433	MYR	1,785,530	Morgan Stanley	3/19/25	(1,328)
USD	1,680,962	MYR	7,572,733	Morgan Stanley	3/19/25	(22,975)
USD	5,035,366	PEN	18,802,560	Bank of America N.A.	3/19/25	(9,182)
USD	752,351	PEN	2,810,927	Goldman Sachs & Co.	3/19/25	(1,794)
PLN	23,919,059	USD	5,788,938	Goldman Sachs & Co.	3/19/25	83,845
PLN	3,880,000	USD	939,029	Morgan Stanley	3/19/25	13,617
PLN	2,368,350	USD	576,923	UBS AG	3/19/25	4,571
USD	1,291,811	PLN	5,234,251	UBS AG	3/19/25	6,659
USD	549,874	PLN	2,263,312	UBS AG	3/19/25	(5,831)
USD	7,166,021	PLN	29,954,167	UBS AG	3/19/25	(188,546)
RON	14,688,797	USD	3,099,728	Citibank N.A.	3/19/25	(41,874)
USD	355,769	RON	1,708,985	Goldman Sachs & Co.	3/19/25	—
THB	197,638,208	USD	5,833,873	Citibank N.A.	3/19/25	50,270
THB	132,188,829	USD	3,944,864	UBS AG	3/19/25	(9,299)
THB	38,120,360	USD	1,105,621	UBS AG	3/19/25	29,310
USD	3,155,046	THB	106,995,501	JPMorgan Chase Bank N.A.	3/19/25	(30,456)
USD	387,197	THB	13,192,149	Morgan Stanley	3/19/25	(5,564)
USD	569,230	THB	19,816,549	UBS AG	3/19/25	(20,754)
USD	5,904,471	THB	200,712,468	UBS AG	3/19/25	(71,199)
USD	6,063,905	THB	205,041,863	UBS AG	3/19/25	(40,661)
TRY	258,435,375	USD	6,896,828	UBS AG	3/19/25	45,234
USD	1,225,433	TRY	47,193,874	UBS AG	3/19/25	(42,284)

USD	611,432	ZAR	11,738,786	Morgan Stanley	3/19/25	(14,583)
USD	4,241,971	ZAR	79,959,225	Morgan Stanley	3/19/25	(22,157)
USD	1,593,373	ZAR	30,086,752	Morgan Stanley	3/19/25	(11,117)
USD	535,683	ZAR	10,126,592	UBS AG	3/19/25	(4,356)
ZAR	52,236,283	USD	2,768,069	Morgan Stanley	3/19/25	17,629
ZAR	84,811,046	USD	4,653,730	UBS AG	3/19/25	(130,860)
ZAR	15,949,591	USD	839,133	UBS AG	3/19/25	11,439
ZAR	55,631,493	USD	2,923,289	UBS AG	3/19/25	43,471
ZAR	50,583,754	USD	2,723,216	UBS AG	3/19/25	(25,646)
						$(457,835)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	30	March 2025	$6,168,750	$1,817
U.S. Treasury 5-Year Notes	213	March 2025	22,661,203	(77,835)
U.S. Treasury 10-Year Notes	59	March 2025	6,421,781	(48,514)
U.S. Treasury Long Bonds	36	March 2025	4,100,625	(83,138)
U.S. Treasury Ultra Bonds	105	March 2025	12,439,219	(365,267)
			$51,791,578	$(572,937)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	359	March 2025	$39,983,625	$416,331
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$5,800,000	$(97,750)	$(14,981)	$(112,731)
Markit CDX Emerging Markets Index Series 41	Buy	(1.00)%	6/20/29	$16,550,000	456,337	(168,489)	287,848
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$9,500,000	(553,255)	(294,088)	(847,343)
Mexico Government International Bonds	Buy	(1.00)%	6/20/29	$15,960,000	(34,763)	152,273	117,510
					$(229,431)	$(325,285)	$(554,716)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value
Bank of America N.A.	BZDIOVRA	Pay	14.20%	1/2/31	BRL	16,000,000	$(64,307)
Goldman Sachs & Co.	BZDIOVRA	Pay	15.00%	1/2/29	BRL	55,000,000	136,611
							$72,304

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $158,533,552, which represented 27.0% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Maturity is in default.
(4)Non-income producing.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Security is in default.
(7)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $112,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(8)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,575,678.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $120,420.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$469,134,741	—
Corporate Bonds	—	74,275,411	—
U.S. Treasury Securities	—	8,118,086	—
Preferred Stocks	—	2,714,592	—
Short-Term Investments	$230,100	25,123,865	—
	$230,100	$579,366,695	—
Other Financial Instruments
Futures Contracts	$418,148	—	—
Swap Agreements	—	$541,969	—
Forward Foreign Currency Exchange Contracts	—	3,014,364	—
	$418,148	$3,556,333	—
Liabilities
Other Financial Instruments
Futures Contracts	$574,754	—	—
Swap Agreements	—	$1,024,381	—
Forward Foreign Currency Exchange Contracts	—	3,472,199	—
	$574,754	$4,496,580	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.